UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2007

Check here if Amendment [_]   Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               COMPASS GROUP LLC

Address             126 E. 56TH ST. 19TH FL.
                    NEW YORK, NY 10022

13F File Number:    28-11282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     ALEX SILBERWASSER
Title:    CHIEF OPERATING OFFICER
Phone:    212-355-5111

Signature, Place, and Date of Signing:

/s/ ALEX SILBERWASSER NEW YORK, NY FEBRUARY 15, 2007

Report Type:

[X]   13F HOLDINGS REPORT.
[_]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $3589


List of Other Included Managers:

No.     13F File Number         Name
             None


FORM 13 F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/PUT/INVESTMT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITTLE OF CLASS    CUSIP    (X$1000)PRN AMT  PRNCALL DSCRETN  MANAGERS SOLE  SHARED NONE

CEMEX SAB DE CV                  SPON ADR 5 ORD    151290889 1146     35000    SH        SOLE           35000     0    0
ICICI BK LTD                     ADR               45104G104 1837     50000    SH        SOLE           50000     0    0
LEHMAN BROS HLDGS INC            COM               524908100 1752     25000    SH        SOLE           25000     0    0

